UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RULE 23c-2 NOTICE OF INTENTION TO REDEEM SECURITIES
UNDER THE INVESTMENT COMPANY ACT OF 1940

of

BOULDER GROWTH & INCOME FUND, INC.
c/o Fund Administrative Services, LLC
2344 Spruce Street, Suite A
Boulder, CO 80302

Investment Company Act File No. 811-02328

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)          Title of Class of Securities of Boulder Growth & Income Fund, Inc. (the “Fund”) to be Redeemed:

Series M28 Auction Market Preferred Shares (CUSIP # 101507200) (“AMPS”)

(2)          Date on which the Securities are to be Redeemed:

April 23, 2013

(3)          Applicable Provisions of the Governing Instrument Pursuant to which the Securities are to beRedeemed:

The AMPS are to be redeemed pursuant to Section 9 of Part I of the Fund’s Articles Supplementary, as accepted for record by the State Department of Assessments and Taxation of Maryland on October 14, 2005, fixing the terms of the AMPS, as amended.

(4)          Number of Shares and the Basis upon which the Securities to be Redeemed are to be Selected:

The Fund intends to redeem all of its 1,000 outstanding AMPS at a price equal to the per share liquidation preference of $25,000, plus any accumulated and unpaid dividends thereon.

Please note that this notice serves only to disclose a proposed redemption of the AMPS.  Such redemption remains subject to the Fund having sufficient funds available to it through its credit facility to fund the redemption.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Act, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 21st day of March, 2013.

Boulder Growth & Income Fund, Inc.

By:  /s/ Stephen C. Miller
Name: Stephen C. Miller
Title: President